Share-based payments - Outstanding RSUs/PSUs Activity (Details) - RSUs/PSUs	6 Months Ended
Jun. 30, 2020 CAD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of period (in shares)	2,915,118
Granted (in shares)	861,582
Dividends credited (in shares)	79,152
Settled (in shares)	(923,059)
Forfeited (in shares)	(21,307)
Outstanding, end of period (in shares)	2,911,486
Weighted average fair value at measurement date, other equity instruments granted | $	$ 63